Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	234,997,000	237,972,000	248,349,000
Effect of dilutive securities	1,738,000	1,822,000	0
Weighted average common shares outstanding - diluted	236,735,000	239,794,000	248,349,000